Significant Accounting Policies - Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Inventories
Crude oil	$ 51,359	$ 77,351
Natural gas liquids:
Propane	33,478	38,910
Butane	15,294	12,613
Other	7,482	6,515
Refined products:
Gasoline	87,661	124,582
Diesel	37,791	50,574
Renewables:
Ethanol	14,955	5,930
Biodiesel	4,750	7,967
Total	$ 252,770	$ 324,442